UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2005



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno & Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:                 Armond A. Dinverno
Title:                Co-President
Phone:                630-875-4906
Signature,            Place,                and Date of Signing:
Armond A. Dinverno    Itasca, IL            February 9, 2005
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       87
Entry Total:
Form 13F Information Table       $250,138,000
Value Total:

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                                                           13(f) Report
                                                      Master Portfolio Group
                                                         December 31, 2005
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----
 Nasdaq 100 Shares                 UNIT SER 1                  235      5,813   SH       Sole                   5,813
 S&P 500 SPDR                      UNIT SER 1  78462F103       767      6,160   SH       Sole                   6,160
 iShares MSCI EAFE                 MSCI EAFE   464287465    32,323    543,886   SH       Sole                 543,886
                                   IDX
 iShares Russell 1000 Growth       RUSSELL     464287614    57,745  1,132,033   SH       Sole               1,132,033
                                   1000GRW
 iShares Russell 1000 Value        RUSSELL100  464287598    57,453    832,290   SH       Sole                 832,290
                                   0VAL
 iShares Russell 2000 Growth       RUSL 2000   464287648       295      4,230   SH       Sole                   4,230
                                   GROW
 iShares Russell 3000 Index        RUSSELL     464287689       212      2,939   SH       Sole                   2,939
                                   3000
 iShares S&P 500                   S&P 500     464287200    55,226    442,980   SH       Sole                 442,980
                                   INDEX
 iShares S&P 600 Growth            S&P SMLCAP
				   600         464287887       260      2,242   SH       Sole                   2,242
 AT&T Inc. New                     COM         78387G103       574     23,428   SH       Sole                  23,428
 Abbott Laboratories               COM         002824100       853     21,630   SH       Sole                  21,630
 Allergan Inc.                     COM         018490102       445      4,120   SH       Sole                   4,120
 Allstate                          COM         020002101       595     11,002   SH       Sole                  11,002
 Altria Group                      COM         718154107       492      6,579   SH       Sole                   6,579
 American Express Company          COM         025816109       209      4,058   SH       Sole                   4,058
 American Int'l Group, Inc.        COM         026874107       428      6,278   SH       Sole                   6,278
 Amgen                             COM         031162100       416      5,276   SH       Sole                   5,276
 Apple Computer, Inc.              COM         037833100       209      2,907   SH       Sole                   2,907
 Aptar Group                       COM         038336103       268      5,140   SH       Sole                   5,140
 BankAmerica Corp.                 COM         060505104       588     12,738   SH       Sole                  12,738
 Baxter International Inc.         COM         071813109       234      6,215   SH       Sole                   6,215
 Boeing Company Capital            COM         097023105       250      3,557   SH       Sole                   3,557
 British Petroleum Amoco           COM         055622104     1,312     20,431   SH       Sole                  20,431
 C H Robinson                      COM         12541W100       992     26,796   SH       Sole                  26,796
 Carnival Corp.                    COM         143658102       248      4,637   SH       Sole                   4,637
 Caterpillar                       COM         149123101       237      4,111   SH       Sole                   4,111
 ChevronTexaco Corp.               COM         166764100       562      9,900   SH       Sole                   9,900
 Cisco Systems                     COM         17275R102       361     21,075   SH       Sole                  21,075
 Citigroup Inc.                    COM         172967101     1,039     21,410   SH       Sole                  21,410
 Coca Cola                         COM         191216100       379      9,413   SH       Sole                   9,413
 Conocophillips                    COM         718507106       288      4,947   SH       Sole                   4,947
 Dell Inc.                         COM         247025109       378     12,621   SH       Sole                  12,621
 Diamondcluster International      COM         25278P106       235     29,542   SH       Sole                  29,542
 Eli Lilly                         COM         532457108       421      7,446   SH       Sole                   7,446
 Exelon Corporation                COM         30161N101       686     12,902   SH       Sole                  12,902
 Exxon Mobil Corporation           COM         30231G102     1,764     31,406   SH       Sole                  31,406
 Ford Motor Company                COM         345370860       107     13,917   SH       Sole                  13,917
 General Electric                  COM         369604103     1,391     39,693   SH       Sole                  39,693
 Glaxosmithkline                   COM         37733W105       801     15,861   SH       Sole                  15,861
 Goldman Sachs Group               COM         38141G104       226      1,772   SH       Sole                   1,772
 Hewlett-Packard Company           COM         428236103       671     23,427   SH       Sole                  23,427
 Home Depot                        COM         437076102       366      9,053   SH       Sole                   9,053
 IBM                               COM         459200101       598      7,272   SH       Sole                   7,272
 Intel Corp.                       COM         458140100     1,346     53,933   SH       Sole                  53,933
 J P Morgan Chase & Co.            COM         46625H100       670     16,873   SH       Sole                  16,873
 Janus Capital Group Inc.          COM         860831106       294     15,773   SH       Sole                  15,773
 Johnson & Johnson                 COM         478160104     1,114     18,544   SH       Sole                  18,544
 Liberty Media                     COM         530718105       115     14,600   SH       Sole                  14,600
 Lucent Technologies               COM         549463107        72     27,169   SH       Sole                  27,169
 McDonald's Corporation            COM         580135101     8,651    256,551   SH       Sole                 256,551
 Medtronic, Inc.                   COM         585055106       390      6,767   SH       Sole                   6,767
 Microsoft                         COM         594918104     1,469     56,161   SH       Sole                  56,161
 Morgan Stanley / Dean Witter      COM         617446448       974     17,161   SH       Sole                  17,161
 Motorola Inc.                     COM         620076109       781     34,593   SH       Sole                  34,593
 National Semi-Conductor Corp.     COM         637640103       281     10,822   SH       Sole                  10,822
 Northern Trust                    COM         665859104       749     14,461   SH       Sole                  14,461
 Northfield Labs                   COM         666135108       304     22,699   SH       Sole                  22,699
 Novamed Eyecare Inc.              COM         66986W108       496     75,953   SH       Sole                  75,953
 Oracle Corp.                      COM         68389X105       176     14,411   SH       Sole                  14,411
 Pepsico Inc                       COM         713448108       347      5,875   SH       Sole                   5,875
 Pfizer Incorporated               COM         717081103       405     17,355   SH       Sole                  17,355
 Procter & Gamble                  COM         742718109       801     13,841   SH       Sole                  13,841
 Prudential Securities             COM         744320102       275      3,761   SH       Sole                   3,761
 Qualcomm, Inc.                    COM         747525103       235      5,455   SH       Sole                   5,455
 Raytheon Company                  COM         755111507       202      5,019   SH       Sole                   5,019
 Schlumberger                      COM         806857108       204      2,097   SH       Sole                   2,097
 Serefex Corp.                     COM         81748P101         1     30,000   SH       Sole                  30,000
 Sprint Nextel Corp.               COM         852061100       242     10,342   SH       Sole                  10,342
 Sun Microsystems                  COM         866810104        53     12,761   SH       Sole                  12,761
 Target                            COM         87612E106       236      4,293   SH       Sole                   4,293
 Tiffany & Co                      COM         886547108       200      5,231   SH       Sole                   5,231
 Time Warner Inc.                  COM         887317105       586     33,588   SH       Sole                  33,588
 Tyco International                COM         902124106       338     11,728   SH       Sole                  11,728
 US Bancorp                        COM         902973304       214      7,149   SH       Sole                   7,149
 United Health Care Corp.          COM         91324P102       396      6,365   SH       Sole                   6,365
 United Parcel Service Class B     COM         911312106       230      3,054   SH       Sole                   3,054
 Verizon Communications            COM         92343V104       266      8,841   SH       Sole                   8,841
 Wachovia Corporation              COM         929903102       267      5,047   SH       Sole                   5,047
 Wal-Mart                          COM         931142103       334      7,127   SH       Sole                   7,127
 Walgreen Company                  COM         931422109       528     11,934   SH       Sole                  11,934
 Washington Mutual Inc.            COM         939322103       349      8,016   SH       Sole                   8,016
 Wells Fargo & Co New              COM         949746101     1,582     25,185   SH       Sole                  25,185
 Wrigley William Jr. Company       COM         982526105       326      4,904   SH       Sole                   4,904
 Wyeth                             COM         983024100       247      5,363   SH       Sole                   5,363
 YUM! Brands Inc.                  COM         895953107       253      5,392   SH       Sole                   5,392

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